Tax - Deferred Taxes by Territory Explanatory (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of deferred taxes [line items]
Deferred tax liability asset	$ (52)	$ (61)	$ (17)
Deferred gains on loan notes [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	(34)	(35)	(34)
Deferred gains on investments [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	(58)	(56)	(54)
Losses [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	27	35	40
Employee benefits [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	20	18	20
Other short-term temporary differences [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	104	91	86
United Kingdom [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	55
United Kingdom [member] | Losses [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	21
United Kingdom [member] | Employee benefits [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	4
United Kingdom [member] | Other short-term temporary differences [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	20
United States [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	(111)
United States [member] | Deferred gains on loan notes [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	(34)
United States [member] | Deferred gains on investments [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	(58)
United States [member] | Losses [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	1
United States [member] | Employee benefits [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	16
United States [member] | Other short-term temporary differences [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	74
Other Countries [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	4
Other Countries [member] | Losses [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	5
Other Countries [member] | Other short-term temporary differences [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	10
Property, plant, equipment and software [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	(119)	(120)	(98)
Property, plant, equipment and software [member] | United Kingdom [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	6
Property, plant, equipment and software [member] | United States [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	(125)
Other intangibles [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	(19)	(21)	(2)
Other intangibles [member] | United Kingdom [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	5
Other intangibles [member] | United States [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	(18)
Other intangibles [member] | Other Countries [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	(6)
Application fees and contract costs [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	27	$ 29	$ 25
Application fees and contract costs [member] | United Kingdom [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	(1)
Application fees and contract costs [member] | United States [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	33
Application fees and contract costs [member] | Other Countries [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	$ (5)